AOMT II, LLC ABS-15G

Exhibit 99.9

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Rating Agency ATR QM Data Fields

Loans in Report:	XXX

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
2024100438	Non-QM: Lender documented all ATR UW factors	No	Yes	XXX	XXX	No	No	XXX	XXX	XXX	XXX	(No Data)	XXX	(No Data)	Yes	XXX
2024100439	Non-QM: Lender documented all ATR UW factors	No	Yes	XXX	XXX	No	No	XXX	XXX	XXX	XXX	(No Data)	XXX	(No Data)	No	XXX
2024100636	ATR/QM: Exempt	No	Yes	XXX	Not Applicable	No	No	XXX	XXX	XXX	XXX	(No Data)	XXX	(No Data)	(No Data)	XXX

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